Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 241
2024	482
Total lease payments	723
Less: imputed interest	44
Present value of lease liabilities	$ 679